PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of property and equipment, net

Property and equipment, net consists of the followings:

	As of December 31,
	2024	2025
	RMB	RMB
Office building	—	1,327,854
Electronic equipment	125,361	91,615
Office equipment & furniture	17,035	20,618
Motor vehicles	4,103	4,465
Total costs	146,499	1,444,552
Less: accumulated depreciation and amortization	(102,102)	(117,609)
Property and equipment, net	44,397	1,326,943